Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between

Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending October 31, 2013

Storm Cost Recovery Group	SRC’s Collected and Remitted
Total	Collected: $1,435,983.99 Remitted: $1,498,798.87 *

*Includes $103,506.42 collected in September and remitted in October.  Difference between total collected and total remitted amount reflects $40,691.54 collected in October and remitted in November.

$9,189.50 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of November 2013.

ENTERGY ARKANSAS, INC., as Servicer

By/s/ Frank Williford
Name: Frank Williford
Title: Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between

Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending November 30, 2013

Storm Cost Recovery Group	SRC’s Collected and Remitted
Total	Collected: $1,126,944.07 Remitted: $ 1,102,614.89 *

*Includes $40,691.54 collected in October and remitted in November.  Difference between total collected and total remitted amount reflects $65,020.72 collected in November and remitted in December.

$8,962.72 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of December 2013.

ENTERGY ARKANSAS, INC., as Servicer

By/s/ Frank Williford
Name: Frank Williford
Title: Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between

Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending December 31, 2013

Storm Cost Recovery Group	SRC’s Collected and Remitted
Total	Collected: $1,010,544.11 Remitted: $ 994,368.33 *

*Includes $65,020.72 collected in November and remitted in December.  Difference between total collected and total remitted amount reflects $81,196.50 collected in November and remitted in December.

$8,268.20 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of January 2014.

ENTERGY ARKANSAS, INC., as Servicer

By /s/ Frank Williford
Name: Frank Williford
Title: Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between

Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending January 31, 2014:

SRC Class Total	SRC Remittances During Month Collected: $1,283,176.48 Remitted: $1,298,907.88*

*Includes $81,196.50 collected in December 2013 and remitted in January.  Difference between total collected and total remitted amount reflects $65,465.10 collected in January and remitted in February.

$7,618.12 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of February 2014.

ENTERGY ARKANSAS, INC., as Servicer

By/s/ Frank Williford
Name: Frank Williford
Title: Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between

Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending February 28, 2014 :

SRC Class Total	SRC Remittances During Month Collected: $1,546,941.75 Remitted: $1,542,795.06 *
*Includes $ 65,465.10 collected in January and remitted in February.  Difference between total collected and total remitted amount reflects $ 69,611.79 collected in February and remitted in March.

$8,914.62 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of March 2014.

ENTERGY ARKANSAS, INC., as Servicer

By/s/ Stacey Lousteau
Name: Stacey Lousteau
Title: Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between

Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending March 31, 2014

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,504,246.90 Remitted: $1,448,595.89 *

*Includes $69,611.79 collected in February and remitted in March.  Difference between total collected and total remitted amount reflects $125,262.80 collected in March and remitted in April.

$9,952.29 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of April 2014.

ENTERGY ARKANSAS, INC., as Servicer

By/s/ Stacey Lousteau
Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer